CONVERTIBLE NOTE (Details Narrative)			9 Months Ended	12 Months Ended
	Dec. 09, 2024 USD ($)	Nov. 26, 2024 USD ($) $ / shares shares	Oct. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jul. 31, 2024 USD ($)	Jul. 31, 2024 CNY (¥)
Short-Term Debt [Line Items]
Principal amount				$ 1,851,000	$ 575,000
Proceeds from convertible debt				$ 6,564,196
Convertible Note [Member]
Short-Term Debt [Line Items]
Debt instrument description		the Company may prepay all or a portion of the Convertible Note at any time by paying 110% of the Outstanding Balance elected for pre-payment. From the date of the issuance and sale of the Convertible Note and the Pre-Delivery Shares to the maturity date, the Company can extend the maturity date up to twice, for six months each time, and each exercise of this right will increase the Outstanding Balance by 5%. However, the Company can only exercise the right if: (i) for the first exercise, the Outstanding Balance is $850,000 or less, and for the second, it is $425,000 or less; (ii) no Trigger Event has occurred before the exercise date; (iii) the company has not received a non-qualification letter regarding any Nasdaq listing rule. The November 2024 SPA and the Convertible Note contain certain other representations and warranties, covenants and events of default customary for similar transactions.
Securities Purchase Agreement [Member]
Short-Term Debt [Line Items]
Proceeds from convertible debt	$ 1,700,000
Securities Purchase Agreement [Member] | Pre-Delivery Shares [Member]
Short-Term Debt [Line Items]
Issuance of shares | shares		1,800,000
Shares price | $ / shares		$ 0.0001
Nominal fee		$ 180
Securities Purchase Agreement [Member] | Convertible Note [Member]
Short-Term Debt [Line Items]
Principal amount		$ 1,851,000
Interest rate		7.00%
Original issue discount		$ 151,000
Floor price | $ / shares		$ 0.178
Securities Purchase Agreement [Member] | Investor [Member]
Short-Term Debt [Line Items]
Convertible debt							$ 4,800,000	¥ 35,000,000
Repayment from debt | ¥			¥ 35,000,000